Quarterly Financial Data - Reconciliation of Net Sales and Gross Profit as Previously Reported from Continuing Operations (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Quarterly Financial Data [Line Items]
Net sales	$ 90,025	$ 88,567	$ 125,503	$ 133,600	$ 118,485	$ 104,375	$ 147,995	$ 125,033	$ 437,695	$ 495,888	$ 416,223
Gross profit	(1,569)	(11,798)	12,616	20,799	9,250	(912)	28,950	28,177	20,048	65,465	46,836
Income (loss) from discontinued operations	3,020	2,658	3,291	2,412	3,374	5,380	3,003	2,790	$ 11,381	14,547	19,362
As Previously Reported [Member]
Schedule Of Quarterly Financial Data [Line Items]
Net sales	157,021	157,685	182,659	193,858	181,277	171,046	201,662	178,525		732,510	679,287
Gross profit	19,070	13,279	34,882	42,359	31,378	24,386	48,869	48,722		153,355	143,556
Income (loss) from discontinued operations	(21)	(4)	(3)	(30)	(61)	(5)	(21)	(2)
Adjustments [Member]
Schedule Of Quarterly Financial Data [Line Items]
Net sales		5,932	9,686	4,940	5,981	6,814	9,084	6,857
Gross profit		(2,099)	(2,185)	(1,598)	(1,324)	(1,444)	(1,424)	(1,289)
Adjustments 2 [Member]
Schedule Of Quarterly Financial Data [Line Items]
Net sales	(66,996)	(75,050)	(66,842)	(65,198)	(68,773)	(73,485)	(62,751)	(60,349)
Gross profit	(20,639)	(22,978)	(20,081)	(19,962)	(20,804)	(23,854)	(18,495)	(19,256)
Income (loss) from discontinued operations	3,041	2,662	3,294	2,442	3,435	5,385	3,024	2,792
As Adjusted [Member]
Schedule Of Quarterly Financial Data [Line Items]
Net sales	90,025	88,567	125,503	133,600	118,485	104,375	147,995	125,033		28,736	21,954
Gross profit	(1,569)	(11,798)	12,616	20,799	9,250	(912)	28,950	28,177		$ (5,481)	$ (5,437)
Income (loss) from discontinued operations	$ 3,020	$ 2,658	$ 3,291	$ 2,412	$ 3,374	$ 5,380	$ 3,003	$ 2,790